Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2016 CNY (¥) shares		Dec. 31, 2015 CNY (¥) shares
Accounts and notes receivable, allowance for doubtful accounts	$ 11,653		¥ 80,910		¥ 40,070
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	242,500		1,683,676		276,000
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	76,274		529,569		482,622
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	113,484		787,916		637,957
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	29,007		201,397		185,800
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	46,093		320,023		342,105
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries.	3,154		21,899		49,959
Amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	17,561		121,928		397,588
Current portion of long term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	5,661		39,303		38,803
Current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries.	35,103		243,723		140,488
Deferred government grant of the Consolidated VIEs without recourse to the primary beneficiaries	736		5,107		6,332
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.	60,394		419,316		263,365
Non-current portion of amount due to related parties of the Consolidated VIEs without recourse to the beneficiaries | ¥					27,384
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	38,632		268,221		103,421
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	9,006		62,531		68,535
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries. | ¥					1,984,685
Non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries	77,290		536,623		579,070
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	4,132		28,689		14,492
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	39,565		274,700		293,212
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries.	$ 3,728		¥ 25,886		31,288
Mandatorily redeemable noncontrolling interests of the Consolidated VIEs without recourse to the primary beneficiaries | ¥					¥ 100,000
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000		1,200,000,000		1,200,000,000
Ordinary shares, shares issued (in shares)	505,207,968		505,207,968		458,916,346
Ordinary shares, shares outstanding (in shares)	505,207,968		505,207,968		458,916,346
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000		300,000,000		300,000,000
Ordinary shares, shares issued (in shares)	174,649,638		174,649,638		63,596,248
Ordinary shares, shares outstanding (in shares)	174,649,638		174,649,638		63,596,248
Variable Interest Entity, Primary Beneficiary
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	$ 26,455		¥ 183,676		¥ 276,000
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	63,639		441,847		416,850
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	75,704		525,613		435,912
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	29,007		201,397		185,800
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	44,821		311,191		332,091
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries.	3,668		25,466		43,949
Amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	7,676	[1]	53,295	[1]	48,762	[1]
Current portion of long term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	1,810		12,564		12,422
Current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries.	29,295		203,394		123,694
Deferred government grant of the Consolidated VIEs without recourse to the primary beneficiaries	736		5,107		6,332
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.	0		0		0
Non-current portion of amount due to related parties of the Consolidated VIEs without recourse to the beneficiaries
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	31,550		219,055		27,534
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	9,006		62,531		68,535
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.	0		0		0
Non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries	83,763		581,568		543,503
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	3,479		24,153		11,098
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	26,340		182,877		218,522
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries.	3,728		25,886		31,288
Mandatorily redeemable noncontrolling interests of the Consolidated VIEs without recourse to the primary beneficiaries	$ 0		¥ 0		¥ 100,000

[1]	Information with respect to related parties is discussed in Note 24.